Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share

The weighted average number of common shares outstanding for basic and diluted earnings per share computations was as follows:

	2018	2017	2016

Weighted average common shares	2,980,602	2,980,602	2,980,602

Average treasury shares	(238,360)	(238,360)	(238,574)

Total weighted average common shares outstanding (basic)	2,742,242	2,742,242	2,742,028

Dilutive effect of assumed exercise of stock options	–	–	–

Weighted average common shares outstanding (diluted)	2,742,242	2,742,242	2,742,028